Tenant Leases - Schedule of Future Minimum Rental Payments Receivable (Details) $ in Thousands	Sep. 30, 2021 USD ($)
Leases [Abstract]
2021 (remainder)	$ 1,144
2022	4,621
2023	4,739
2024	4,861
2025	4,987
2026	5,114
Thereafter	29,594
Total	$ 55,060